Share-based payments (Details 3)	12 Months Ended
Mar. 31, 2021 yr $ / shares
Option Plan III Grant date May 5 2020 [Member]
Statement [Line Items]
Grant date	May 5, 2020
Category	Category III
Current market price | $ / shares	$ 75.65
Exercise price | $ / shares	$ 68.08
Dividend yield	12.00%
Discount rate	1.00%
Option Plan III Grant date Jan 28 2021 [Member]
Statement [Line Items]
Grant date	'Jan 28, 2021
Category	Category III
Current market price | $ / shares	$ 169.52
Exercise price | $ / shares	$ 152.56
Dividend yield	12.00%
Discount rate	1.00%
Bottom of range [member] | Option Plan III Grant date May 5 2020 [Member]
Statement [Line Items]
Expected term | yr	2
Volatility	52.08%
Bottom of range [member] | Option Plan III Grant date Jan 28 2021 [Member]
Statement [Line Items]
Expected term | yr	2
Volatility	66.40%
Top of range [member] | Option Plan III Grant date May 5 2020 [Member]
Statement [Line Items]
Expected term | yr	5
Volatility	90.94%
Top of range [member] | Option Plan III Grant date Jan 28 2021 [Member]
Statement [Line Items]
Expected term | yr	5
Volatility	135.87%